SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares				Fair Value
	OPEN END FUNDS — 66.9%
	FIXED INCOME - 66.9%
2,240,735	American High-Income Trust, Class F-3			$ 21,421,429
1,263,695	Axonic Strategic Income Fund, Class I			11,335,344
4,580,341	BlackRock High Yield Bond Portfolio, Class K			32,199,794
1,194,354	BlackRock High Yield Municipal Fund, Class K			10,940,282
2,320,451	Fidelity Advisor Floating Rate High Income Fund, Class Z			21,487,371
2,571,354	First Eagle Funds - First Eagle High Income Fund, Class I			21,985,080
615,763	Holbrook Structured Income Fund, Class I			6,046,797
3,356,799	JPMorgan High Yield Fund, Class R6			21,416,377
				146,832,474

	TOTAL OPEN-END FUNDS (Cost $146,316,499)			146,832,474

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 7.6%
	U.S. TREASURY BILL — 7.6%
16,736,000	United States Treasury Bill(a)	5.0400	07/18/24	16,694,469

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,694,319)			16,694,469

Shares
	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS - 8.3%
18,132,255	Fidelity Government Portfolio, Class I, 5.20% (Cost $18,132,255)(b)			18,132,255

	TOTAL INVESTMENTS - 82.8% (Cost $181,143,073)			$ 181,659,198
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.2%			37,652,547
	NET ASSETS - 100.0%			$ 219,311,745

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30, 2024.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued) June 30,2024

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
2,341,357	American Beacon SiM High Yield Opportunities Fund Class R5*	$ 21,353,173	USD SOFR plus 165 bp	5/17/2027	BRC	$ -
1,151,833	Aristotle Floating Rate Income Fund Class I*	10,965,445	USD FED plus 165 bp	3/31/2025	CIBC	-
2,571,650	Credit Suisse Floating Rate High Income Fund Institutional Class*	16,304,263	USD SOFR plus 165 bp	11/3/2026	BRC	-
315,790	Credit Suisse Strategic Income Fund Class I*	2,993,684	USD SOFR plus 165 bp	6/14/2027	BRC	-
2,246,835	MainStay MacKay Short Duration High Income Fund Class I*	21,300,000	USD SOFR plus 165 bp	5/3/2027	BRC	-
607,224	Nuveen Floating Rate Income Fund Class R6*	11,081,831	USD FED plus 165 bp	6/30/2025	CIBC	-
1,434,316	Nuveen High Yield Municipal Bond Fund Class R6*	21,873,324	USD SOFR plus 165 bp	5/10/2027	BRC	-
708,140	Nuveen High Yield Municipal Bond Fund Class R6*	10,799,140	USD SOFR plus 165 bp	5/17/2027	BRC	-
700,720	Nuveen Preferred Securities & Income Fund Class R6*	10,749,050	USD SOFR plus 165 bp	5/7/2027	BRC	-
2,075,829	PIMCO Income Fund Institutional Class*	21,754,692	USD SOFR plus 165 bp	6/7/2027	BRC	-
2,402,229	PIMCO Preferred and Capital Securities Fund Institutional Class*	21,860,283	USD FED plus 165 bp	6/30/2025	CIBC	-
					Total:	$ -
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at June 30, 2024.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 20.7%
	EQUITY - 20.7%
23,000	Invesco S&P 500 Low Volatility ETF			$ 1,493,850

	TOTAL EXCHANGE-TRADED FUND (Cost $1,514,051)			1,493,850

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 49.1%
	U.S. TREASURY BILLS — 49.1%
102,000	United States Treasury Bill(a)	4.8300	07/11/24	101,852
422,000	United States Treasury Bill(a)	5.0400	07/18/24	420,953
145,000	United States Treasury Bill(a)	5.1600	08/01/24	144,348
1,318,000	United States Treasury Bill(a)	5.2300	08/22/24	1,308,063
1,598,000	United States Treasury Bill(a)	5.2800	09/19/24	1,579,505
				3,554,721
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,554,876)			3,554,721

Shares
	SHORT-TERM INVESTMENTS — 25.1%
	MONEY MARKET FUNDS - 25.1%
908,407	Fidelity Government Portfolio, Class I, 5.20%(b)			908,407
908,406	First American Government Obligations Fund, Class Z, 5.19%(b)			908,406
	TOTAL MONEY MARKET FUNDS (Cost $1,816,813)			1,816,813

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,816,813)			1,816,813

	TOTAL INVESTMENTS - 94.9% (Cost $6,885,740)			$ 6,865,384
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.1%			369,059
	NET ASSETS - 100.0%			$ 7,234,443

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
7	CME E-Mini NASDAQ 100 Index	09/23/2024	$2,789,815	$ (8,388)
17	CME E-Mini Standard & Poor's 500 Index	09/23/2024	4,693,275	(14,608)
	TOTAL FUTURES CONTRACTS			$ (22,996)

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
5	CME E-Mini Standard & Poor's MidCap 400 Index	09/23/2024	$1,479,050	$ (4,650)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond, rate disclosed is the effective yield as of June 30, 2024.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares				Fair Value
	OPEN END FUNDS — 61.1%
	FIXED INCOME - 61.1%
125,268	Bramshill Multi Strategy Income Fund, Institutional Class			$ 819,257
77,003	Buffalo High Yield Fund, Inc., Institutional Class			815,461
191,716	First Eagle Funds - First Eagle High Income Fund, Class I			1,639,172
165,581	Holbrook Structured Income Fund, Class I			1,626,003
				4,899,893

	TOTAL OPEN-END FUNDS (Cost $4,849,785)			4,899,893

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 13.3%
	U.S. TREASURY BILLS — 13.3%
122,000	United States Treasury Bill(a)	5.100	07/25/24	121,575
952,000	United States Treasury Bill(a)	5.230	08/22/24	944,823
				1,066,398
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,066,426)			1,066,398

Shares
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
190,183	Fidelity Government Portfolio, Class I, 5.20%(b)			190,183
190,184	First American Government Obligations Fund, Class Z, 5.19%(b)			190,184
	TOTAL MONEY MARKET FUNDS (Cost $380,367)			380,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $380,367)			380,367

	TOTAL INVESTMENTS - 79.2% (Cost $6,296,578)			$ 6,346,658
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.8%			1,666,916
	NET ASSETS - 100.0%			$ 8,013,574

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30, 2024.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
26,200	iShares iBoxx $ High Yield Corporate Bond ETF	$2,021,068	USD Overnight Bank Funding Rate plus 55 bp	4/1/2025	Nomura	$ (17,293)
16,700	SPDR Bloomberg Convertible Securities ETF	1,203,402	USD Overnight Bank Funding Rate plus 55 bp	4/1/2025	Nomua	(1,841)
						$ (19,134)

	OBFR - Overnight Bank Funding Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.